UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 26, 2013 to December 26, 2013

Commission File Number of issuing entity: 333-159791-06

Sequoia Mortgage Trust 2012-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159791-01

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3867656

38-3867657

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, Maryland 21045

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	___________
A-2	☐	☐	☒	___________
A-3	☐	☐	☒	___________
A-IO	☐	☐	☒	___________
B-1	☐	☐	☒	___________
B-2	☐	☐	☒	___________
B-3	☐	☐	☒	___________
B-4	☐	☐	☒	___________
B-5	☐	☐	☒	___________
R	☐	☐	☒	___________
LT-R	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 26, 2013, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-2.

The distribution report is attached as Exhibit 99.1 to this Form 10-D. The distribution report was prepared by Wells Fargo Bank, N.A., as the predecessor securities administrator. Effective January 1, 2014, Citibank, N.A. assumed the role of Securities Administrator.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2012-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 26, 2013 to December 26, 2013.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-2. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on October 30, 2013. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report relating to the December 26, 2013 distribution prepared by Wells Fargo Bank, N.A., as the predecessor securities administrator, and made available to holders of the certificates issued by Sequoia Mortgage Trust 2012-2.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.

(Depositor)

/s/ John Isbrandtsen
John Isbrandtsen, Chairman of the Board and Chief Executive Officer

Date: January 10, 2014

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report relating to the December 26, 2013 distribution prepared by Wells Fargo Bank, N.A., as the predecessor securities administrator, and made available to holders of the certificates issued by Sequoia Mortgage Trust 2012-2.